Condensed Financial Information of the Parent Company (Details) - CNY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
Totaling amount	¥ 72.1	¥ 72.1